Fair Value Measurements - Additional Information (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets of transfer level 1 to level 2				$ 0	$ 0	$ 0
Fair value assets of transfer level 2 to level 1				0	0	0
Fair value assets of transfer level 1 to level 3				0	0	0
Fair value liabilities of transfer level 1 to level 2				0	0	0
Fair value liabilities of transfer level 2 to level 1				0	0	0
Fair value liabilities of transfer level 1 to level 3				$ 0	$ 0	$ 0
2020 Convertible Notes
Valuation of Embedded Derivative Liability
Probability of completing the specified financing		100.00%
Percentage of coversion price per share of securities by investors		80.00%
Percentage of conversion option was deemed at fair value of capital stock		20.00%		20.00%
Fair value of the embedded derivative at issuance		$ 1,000		$ 1,000
2021 Convertible Notes
Valuation of Embedded Derivative Liability
Percentage of coversion price per share of securities by investors	80.00%		95.00%
Percentage of conversion option was deemed at fair value of capital stock	20.00%
Fair value of the embedded derivative at issuance	$ 7,000
Embedded derivative liability			$ 8,400